Financial instruments (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		$ (34,625)
Transfers out of Level 3 of fair value hierarchy, assets	$ 86
Straight bonds [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(25,600)		$ (23,800)
Financial liabilities	(25,400)		(23,000)
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(995)		(1,031)
Recurring fair value measurement [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(951)		(852)
Recurring fair value measurement [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(25)		(72)
Recurring fair value measurement [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(19)		(107)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(19)		(107)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(19)		(107)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(976)		(924)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(951)		(852)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (25)		$ (72)